Trade and Other Receivables - Details of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025		Dec. 31, 2024
Disclosure of financial assets [line items]
Accounts receivable – trade	₩ 1,918,502		₩ 1,989,306
Short-term loans	69,664		65,205
Accounts receivable – other	346,326	[1]	369,192	[2]
Accrued income	1,998		4,242
Guarantee deposits (Other current assets)	102,396		119,575
Trade and other receivables, current	2,438,886		2,547,520
Long-term loans	32,184		34,446
Long-term accounts receivable — other	164,762		173,252
Guarantee deposits	167,823		155,875
Long-term accounts receivable — trade (Other non-current assets)	8,401		11,076
Trade and other receivables, noncurrent	373,170		374,649
Trade and other receivables	2,812,056		2,922,169
Gross amount [member]
Disclosure of financial assets [line items]
Accounts receivable – trade	2,185,983		2,247,334
Short-term loans	70,271		65,767
Accounts receivable – other	366,785	[1]	394,820	[2]
Accrued income	1,998		4,242
Guarantee deposits (Other current assets)	102,396		119,575
Trade and other receivables, current	2,727,433		2,831,738
Long-term loans	51,431		75,842
Long-term accounts receivable — other	164,762		173,252
Guarantee deposits	167,823		155,875
Long-term accounts receivable — trade (Other non-current assets)	8,402		11,078
Trade and other receivables, noncurrent	392,418		416,047
Trade and other receivables	3,119,851		3,247,785
Loss allowance [member]
Disclosure of financial assets [line items]
Accounts receivable – trade	(267,481)		(258,028)
Short-term loans	(607)		(562)
Accounts receivable – other	(20,459)	[1]	(25,628)	[2]
Accrued income	0		0
Guarantee deposits (Other current assets)	0		0
Trade and other receivables, current	(288,547)		(284,218)
Long-term loans	(19,247)		(41,396)
Long-term accounts receivable — other	0		0
Guarantee deposits	0		0
Long-term accounts receivable — trade (Other non-current assets)	(1)		(2)
Trade and other receivables, noncurrent	(19,248)		(41,398)
Trade and other receivables	₩ (307,795)		₩ (325,616)

[1]	Gross and carrying amounts of accounts receivable – other as of December 31, 2025 include ₩189,963 million of financial instruments classified as fair value through profit or loss (“FVTPL”).
[2]	Gross and carrying amounts of accounts receivable – other as of December 31, 2024 include ₩223,761 million of financial instruments classified as fair value through profit or loss (“FVTPL”).